                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-21235

                      (Investment Company Act File Number)

                     Federated Premier Municipal Income Fund
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 11/30/04

               Date of Reporting Period: Six months ended 5/31/04

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Investors'
Closed-End Municipal Funds

Established 2002

2ND SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2004

Federated Premier Municipal Income Fund
Federated Premier Intermediate Municipal Income Fund

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Federated Premier Municipal Income Fund

(For a Common Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended
	5/31/2004	11/30/2003 [1]
Net Asset Value, Beginning of Period	$14.56	$14.33
Income From Investment Operations:
Net investment income	0.58 [2]	0.98 [2]
Net realized and unrealized gain (loss) on investments, swap contracts and futures contracts	(0.46)	0.32
Distributions to preferred shareholders from net investment income	(0.04)[3]	(0.08)[3]

TOTAL FROM INVESTMENT OPERATIONS	0.08	1.22

Less Distributions to Common Shareholders:
From net investment income	(0.50)	(0.84)

Capital Charges With Respect to Issuance of:
Common shares	--	(0.03)
Preferred shares	--	(0.12)

TOTAL CAPITAL CHARGES	--	(0.15)

Net Asset Value, End of Period	$14.14	$14.56

Market Price, End of Period	$13.23	$14.25

Total Return at Net Asset Value[4]	0.59%	7.70%

Total Return at Market Price	(3.84)%	0.70%

Ratios to Average Net Assets:

Expenses[5]	0.85%[6]	0.77%[6]

Net investment income[7]	7.18%[6]	6.68%[6]

Expense waiver/reimbursement[8]	0.48%[6]	0.42%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$86,402	$88,951

Portfolio turnover	9%	54%

Asset Coverage Requirements for Investment Company Act of 1940 -- Preferred Shares

	Total Amount Outstanding	Asset Coverage Per Share	Minimum Required Asset Coverage Per Share	Involuntary Liquidating Preference Per Share	Average Market Value Per Share
5/31/2004[9]	$53,675,000	$65,243	$50,006	$25,003	$25,000

1 Reflects operations for the period from December 20, 2002 (date of initial public investment) to November 30, 2003.

2 Based on average shares outstanding.

3 The amounts shown are based on Common Share equivalents.

4 Total return does not reflect the sales charge, if applicable.

5 Ratios do not reflect the effect of dividend payments to preferred shareholders and any associated commission costs.

6 Computed on an annualized basis.

7 Ratios reflect reductions for dividend payments to preferred shareholders.

8 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

9 On February 13, 2003, the Fund began offering Auction Market Preferred Shares.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Federated Premier Intermediate Municipal Income Fund

(For a Common Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended
	5/31/2004	11/30/2003 [1]
Net Asset Value, Beginning of Period	$14.65	$14.33
Income From Investment Operations:
Net investment income	0.45 [2]	0.79 [2]
Net realized and unrealized gain (loss) on investments, swap contracts and futures contracts	(0.45)	0.40
Distributions to preferred shareholders from net investment income	(0.04)[3]	(0.08)[3]

TOTAL FROM INVESTMENT OPERATIONS	(0.04)	1.11

Less Distributions to Common Shareholders:
From net investment income	(0.39)	(0.64)

Capital Charges With Respect to Issuance of:
Common shares	--	(0.03)
Preferred shares	--	(0.12)

TOTAL CAPITAL CHARGES	--	(0.15)

Net Asset Value, End of Period	$14.22	$14.65

Market Price, End of Period	$12.75	$13.47

Total Return at Net Asset Value[4]	(0.15)%	7.05%

Total Return at Market Price	(2.63)%	(5.97)%

Ratios to Average Net Assets:

Expenses[5]	0.89%[6]	0.80%[6]

Net investment income[7]	5.48%[6]	5.20%[6]

Expense waiver/reimbursement[8]	0.38%[6]	0.34%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$98,815	$101,782

Portfolio turnover	6%	41%

Asset Coverage Requirements for Investment Company Act of 1940 -- Preferred Shares

	Total Amount Outstanding	Asset Coverage Per Share	Minimum Required Asset Coverage Per Share	Involuntary Liquidating Preference Per Share	Average Market Value Per Share
5/31/2004[9]	$61,025,000	$65,481	$50,008	$25,004	$25,000

1 Reflects operations for the period from December 20, 2002 (date of initial public investment) to November 30, 2003.

2 Based on average shares outstanding.

3 The amounts shown are based on Common Share equivalents.

4 Total return does not reflect the sales charge, if applicable.

5 Ratios do not reflect the effect of dividend payments to preferred shareholders and any associated commission costs.

6 Computed on an annualized basis.

7 Ratios reflect reductions for dividend payments to preferred shareholders.

8 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

9 On February 13, 2003, the Fund began offering Auction Market Preferred Shares.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments -- Federated Premier Municipal Income Fund

May 31, 2004 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--98.0%
		Alabama--1.6%
$2,000,000		Jefferson County, AL Sewer System, Capital Improvement Warrants (Series 2002D), 5.25% (FGIC INS), 2/1/2026	AAA/Aaa/AAA		$2,220,440

		Arizona--2.7%
500,000		Arizona Tourism & Sports Authority, Multipurpose Stadium Facilities Tax Revenue Bonds (Series A), 5.00% (MBIA Insurance Corp. INS), 7/1/2024	NR/Aaa/AAA		502,700
1,000,000		Arizona Tourism & Sports Authority, Multipurpose Stadium Facility Tax Revenue Bonds (Series A), 5.375% (MBIA Insurance Corp. INS), 7/1/2022	NR/Aaa/AAA		1,051,320
750,000		Tempe, AZ IDA, Senior Living Revenue Bonds (Series A), 6.75% (Friendship Village of Tempe), 12/1/2030	NR		754,695
1,500,000		Verrado Community Facilities District No. 1, AZ, Revenue Bonds, 6.50%, 7/15/2027	NR		1,497,180

		TOTAL			3,805,895

		Arkansas--0.8%
1,000,000		Arkansas Development Finance Authority, Hospital Revenue Bonds (Series 2000), 7.375% (Washington Regional Medical Center)/(Original Issue Yield: 7.50%), 2/1/2029	BBB-/Baa3/BBB		1,078,880

		California--5.1%
1,000,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Series A), 5.375% (Original Issue Yield: 5.48%), 5/1/2022	BBB+/A3/BBB		1,023,800
2,000,000		California State, Refunding UT GO Bonds, 5.25%, 2/1/2020	BBB/A3/BBB		2,048,140
1,000,000		California State, UT GO Bonds, 5.25%, 10/1/2020	BBB/A3/BBB		1,023,320
250,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (Original Issue Yield: 7.00%), 6/1/2039	BBB/Baa3/BBB		220,395
750,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue Bonds (Series 2003A-2), 7.90%, 6/1/2042	BBB/Baa3/BBB		760,335
500,000		La Verne, CA, Revenue Certificates of Participation (Series 2003B), 6.625% (Brethren Hillcrest Homes)/(Original Issue Yield: 6.70%), 2/15/2025	BBB-/NR/NR		503,745
1,710,000		Upland, CA Public Financing Authority, Water System Improvement Lease Revenue Bonds (Issue of 2003), 5.00% (AMBAC INS), 10/1/2027	AAA/Aaa/AAA		1,697,090

		TOTAL			7,276,825

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Colorado--3.3%
$725,000		Antelope Heights Metropolitan District, CO, LT GO Bonds, 8.00%, 12/1/2023	NR		$713,414
1,000,000		Buckhorn Valley Metropolitan District No. 2, CO, LT GO Bonds, 7.00%, 12/1/2023	NR		982,790
500,000		Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 7.00% (Denver Academy)/(Original Issue Yield: 7.25%), 11/1/2023	BB+ /NR/NR		494,630
1,000,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2002A), 6.125% (Covenant Retirement Communities, Inc.)/(Original Issue Yield: 6.40%), 12/1/2033	BBB+ /NR/BBB+		1,007,150
500,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.55%, 12/1/2032	NR		508,255
1,000,000		Denver, CO Health & Hospital Authority, Revenue Bonds, 6.25% (Original Issue Yield: 6.28%), 12/1/2033	BBB/Baa3/NR		1,001,140

		TOTAL			4,707,379

		Connecticut--2.3%
1,250,000		Connecticut State Development Authority, First Mortgage Gross Revenue Health Care Project Bonds (Series 2003), 5.85% (Elim Park Baptist Home, Inc.)/(Original Issue Yield: 5.98%), 12/1/2033	BBB+/NR/NR		1,247,025
2,000,000		Connecticut State Transportation Infrastructure Authority, Transportation Infrastructure Special Tax Revenue Bonds (Series 2002B), 5.00% (AMBAC INS), 12/1/2022	AAA/Aaa/AAA		2,028,360

		TOTAL			3,275,385

		District of Columbia--1.5%
2,500,000		District of Columbia Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.67%), 5/15/2033	BBB/Baa3/BBB		2,145,050

		Florida--6.7%
600,000		Broward County, FL Educational Facilities Authority, Educational Facilities Revenue Bonds (Series 2004B), 5.60% (Nova Southeastern University)/(Original Issue Yield: 5.625%), 4/1/2029	BBB/Baa2/BBB+		599,148
1,000,000	[2]	Capital Trust Agency, FL, Revenue Bonds (Series 2001), 10.00% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	NR		1,207,670
400,000	[2]	Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	NR		466,576
1,490,000		Citrus County, FL Hospital Board, Revenue Refunding Bonds, 6.375% (Citrus Memorial Hospital)/(Original Issue Yield: 6.50%), 8/15/2032	NR/Baa3/BBB		1,515,762
1,320,000		Harbor Bay, FL Community Development District, Special Assessment Revenue Bonds, 6.75%, 5/1/2034	NR		1,392,653
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Florida--continued
$2,000,000		Jacksonville, FL Sales Tax, Revenue Bonds (Series 2003), 5.00% (MBIA Insurance Corp. INS), 10/1/2024	AAA/Aaa/AAA		$2,016,960
1,000,000		South Lake County, FL Hospital District, Revenue Bonds, 6.625% (South Lake Hospital, Inc.), 10/1/2023	NR/Baa3/BBB-		1,028,620
1,190,000		Verandah West, FL Community Development District, Capital Improvement Revenue Bonds (Series 2003A), 6.625% (Original Issue Yield: 6.75%), 5/1/2033	NR		1,224,772

		TOTAL			9,452,161

		Georgia--0.4%
500,000		Athens, GA Housing Authority, Lease Revenue Bonds, 5.25% (University of Georgia-East Campus)/(AMBAC INS), 12/1/2023	NR/Aaa/AAA		514,330

		Hawaii--1.0%
1,400,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 8.00% (Kahala Nui)/ (Original Issue Yield: 8.175%), 11/15/2033	NR		1,399,930

		Illinois--3.9%
1,000,000		Antioch Village, IL Special Service Area No. 1, Special Tax Revenue Bonds, 6.625% (Deercrest Project), 3/1/2033	NR		969,920
2,500,000		Chicago, IL Sales Tax, Revenue Bonds, 5.25% (FGIC INS)/(Original Issue Yield: 5.385%), 1/1/2028	AAA/Aaa/AAA		2,523,850
1,000,000		Chicago, IL Special Assessment, Improvement Revenue Bonds, 6.75% (Lakeshore East Project)/(Original Issue Yield: 6.769%), 12/1/2032	NR		1,020,340
1,000,000		Illinois Educational Facilities Authority, Revenue Refunding Bonds (Series A), 5.70% (Augustana College)/(Original Issue Yield: 5.90%), 10/1/2032	NR/Baa1/NR		1,000,110

		TOTAL			5,514,220

		Kansas--2.2%
3,000,000		Wichita, KS Water & Sewer Utility, Revenue Bonds (Series 2003), 5.00% (FGIC INS), 10/1/2021	AAA/Aaa/AAA		3,066,090

		Kentucky--1.1%
1,500,000		Kentucky EDFA, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/(Original Issue Yield: 6.97%), 10/1/2028	NR/NR/BBB+		1,557,105

		Massachusetts--3.3%
1,500,000		Commonwealth of Massachusetts, LT GO Bonds, 5.25% (FGIC INS), 1/1/2022	AAA/Aaa/AAA		1,630,020
2,000,000		Massachusetts Development Finance Agency, Revenue Bonds, 5.75% (Massachusetts College of Pharmacy & Allied Health Sciences), 7/1/2033	BBB/NR/NR		1,953,780
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Massachusetts--continued
$1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2003E), 6.75% (Jordan Hospital)/(Original Issue Yield: 7.00%), 10/1/2033	BBB-/NR/NR		$1,019,430

		TOTAL			4,603,230

		Michigan--4.5%
2,000,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.), 5/1/2018	BBB/Baa2/NR		2,072,220
1,000,000		Detroit, MI Sewage Disposal System, Refunding Senior Lien Revenue Bonds (Series 2003A), 5.00% (FSA INS), 7/1/2024	AAA/Aaa/AAA		1,004,670
2,375,000		Melvindale-Northern Allen Park, MI School District, Building & Site LT GO Bonds, 5.00% (FSA LOC), 5/1/2023	AAA/Aaa/AAA		2,398,489
900,000		West Bloomfield, MI School District, School Building & Site UT GO Bonds, 5.125% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.35%), 5/1/2021	AAA/Aaa/AAA		929,385

		TOTAL			6,404,764

		Minnesota--0.6%
900,000		St. Paul, MN Port Authority, Hotel Facility Revenue Bonds (Series 2), 7.375% (Radisson Kellogg Project)/ (Original Issue Yield: 7.50%), 8/1/2029	NR		903,933

		Mississippi--1.6%
2,000,000		Lowndes County, MS Solid Waste Disposal, Refunding PCR Bonds (Series 1992B), 6.70% (Weyerhaeuser Co.), 4/1/2022	BBB/Baa2/NR		2,248,440

		Missouri--0.7%
1,000,000		Missouri Development Finance Board, Infrastructure Facilities Bonds (Series 2003A), 5.50% (Branson, MO)/ (Original Issue Yield: 5.56%), 12/1/2032	BBB+/Baa1/NR		996,430

		Nevada--1.9%
650,000		North Las Vegas, NV Special Improvement District No. 60, Local Improvement Special Assessment Bonds (Series 2002), 6.40% (Aliante), 12/1/2022	NR		648,947
2,000,000		Truckee Meadows, NV Water Authority, Water Revenue Bonds (Series 2001A), 5.00% (FSA INS)/(Original Issue Yield: 5.36%), 7/1/2025	AAA/Aaa/AAA		1,988,300

		TOTAL			2,637,247

		New Hampshire--2.2%
3,000,000		Manchester, NH School Facilities, Revenue Bonds, 5.50% (MBIA Insurance Corp. INS), 6/1/2028	AAA/Aaa/AAA		3,133,590

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New Jersey--1.8%
$300,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 5.80% (Winchester Gardens at Ward Homestead)/ (Original Issue Yield: 5.82%), 11/1/2031	NR/BBB-		$288,801
600,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.50% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.72%), 7/1/2023	BB+ /NR/BBB-		618,498
500,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.625% (Palisades Medical Center)/(Original Issue Yield: 6.67%), 7/1/2031	BBB-/Baa3/BBB-		518,570
1,000,000		New Jersey State Educational Facilities Authority, Revenue Bonds, Project C, 6.50% (Georgian Court College), 7/1/2033	BBB+/Baa1/NR		1,078,520

		TOTAL			2,504,389

		New Mexico--0.5%
750,000	[2]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.50%, 9/1/2023	NR/NR/AAA		763,762

		New York--4.7%
750,000		Dutchess County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 7.50% (St. Francis Hospital and Health Centers), 3/1/2029	NR		728,715
750,000		Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/(Original Issue Yield: 5.25%), 7/1/2022	NR /Baa1/NR		739,867
3,000,000		Metropolitan Transportation Authority, NY, Service Contract Revenue Refunding Bonds, (Series A), 5.00% (FGIC INS)/(Original Issue Yield: 5.14%), 7/1/2022	AAA/Aaa/AAA		3,050,790
2,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.50% (Brooklyn Law School)/(Radian Asset Assurance INS), 7/1/2019	AA/NR/NR		2,111,880

		TOTAL			6,631,252

		North Carolina--2.9%
1,000,000		Appalachian State University, NC, Revenue Bonds (Series 2003 A), 5.125% (FGIC INS), 5/1/2021	NR/Aaa/AAA		1,031,900
1,000,000		Haywood County, NC Industrial Facilities & Pollution Control Financing Authority, Refunding Revenue Bonds, 6.00% (Champion International Corp.), 3/1/2020	NR/Baa2/NR		1,046,140
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003C), 5.375% (Original Issue Yield: 5.57%), 1/1/2017	BBB/Baa2 /BBB+		1,031,170
1,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 2003A), 5.25% (Catawba Electric)/(MBIA Insurance Corp. INS), 1/1/2019	AAA/Aaa/AAA		1,048,190

		TOTAL			4,157,400

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		North Dakota--2.9%
$2,000,000		Fargo, ND, Health System Revenue Bonds (Series 2000A), 5.60% (Meritcare Obligated Group)/(FSA INS)/(Original Issue Yield: 5.70%), 6/1/2021	AAA/Aaa/NR		$2,108,240
2,000,000		Ward County, ND Health Care Facility, Revenue Bonds (Series A), 6.25% (Trinity Obligated Group, ND)/(Original Issue Yield: 6.375%), 7/1/2026	BBB+/NR/NR		2,019,340

		TOTAL			4,127,580

		Ohio--0.9%
1,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating Co.), 12/1/2013	BB+/Baa3/BBB-		1,025,370
250,000	[2]	Port of Greater Cincinnati, OH Development Authority, Special Assessment Revenue Bonds, 6.40% (Cincinnati Mills), 2/15/2034	NR		241,132

		TOTAL			1,266,502

		Pennsylvania--3.8%
1,165,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030	B/B2/B+		1,298,206
200,000		Allegheny County, PA HDA, Revenue Bonds (Series A), 8.75% (Covenant at South Hills)/(Original Issue Yield: 8.80%), 2/1/2031	NR		200,920
1,295,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(Original Issue Yield: 7.50%), 1/1/2035	NR		1,276,093
1,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.16%), 1/15/2031	A/NR/A		1,558,890
1,000,000		Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds (Series 2003A), 5.25% (MBIA Insurance Corp. INS), 12/1/2023	AAA/Aaa/AAA		1,035,190

		TOTAL			5,369,299

		South Carolina--5.3%
1,000,000		Clemson University, SC, University Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 5/1/2023	AAA/Aaa/AAA		1,003,460
1,940,000		Myrtle Beach, SC, Hospitality Fee Revenue Bonds (Series 2004A), 5.375% (FGIC INS), 6/1/2023	AAA/Aaa/NR		2,028,600
2,500,000		South Carolina Jobs-EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health System)/(Original Issue Yield: 5.84%), 11/15/2030	A-/A3/A-		2,426,325
2,000,000		South Carolina State Public Service Authority, Refunding Revenue Bonds (Series 2002D), 5.00% (Santee Cooper)/(FSA INS), 1/1/2020	AAA/Aaa/AAA		2,048,320

		TOTAL			7,506,705

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		South Dakota--1.2%
$1,750,000		South Dakota State Health & Educational Authority, Revenue Bonds, 5.65% (Westhills Village Retirement Community)/(Original Issue Yield: 5.75%), 9/1/2023	A-/NR/NR		$1,759,223

		Tennessee--3.8%
2,000,000		Johnson City, TN Health & Education Facilities Board, Hospital Revenue Refunding Bonds (Series A), 7.50% (Mountain States Health Alliance), 7/1/2025	BBB+/Baa2/BBB-		2,248,480
1,535,000		Knox County, TN Health Education & Housing Facilities Board, Refunding Improvement Revenue Bonds (Series 2003B), 5.75% (East Tennessee Children's Hospital)/(Original Issue Yield: 5.90%), 7/1/2033	BBB+/Baa1/NR		1,535,445
1,500,000		Knox County, TN Health Education & Housing Facilities Board, Revenue Bonds, 6.375% (Baptist Health System of East Tennessee)/(Original Issue Yield: 6.50%), 4/15/2022	NR/Baa2/NR		1,530,405

		TOTAL			5,314,330

		Texas--9.4%
1,200,000		Abilene, TX Health Facilities Development Corp., Retirement Facilities Revenue Bonds (Series 2003A), 7.00% (Sears Methodist Retirement)/(Original Issue Yield: 7.25%), 11/15/2033	NR		1,243,344
2,500,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2004A), 5.25% (FGIC INS), 5/15/2023	AAA/Aaa/AAA		2,579,225
200,000		Matagorda County, TX Navigation District Number One, Collateralized Refunding Revenue Bonds, 5.60% (Centerpoint Energy Houston Electric), 3/1/2027	BBB/Baa2/BBB		197,272
4,000,000		North Central Texas HFDC, Hospital Revenue Refunding Bonds (Series 2002), 5.25% (Children's Medical Center of Dallas)/(AMBAC INS)/(Original Issue Yield: 5.35%), 8/15/2022	AAA/Aaa/AAA		4,095,040
1,350,000		North Central Texas HFDC, Retirement Facility Revenue Bonds (Series 1999), 7.50% (Northwest Senior Housing Corp. Edgemere Project)/(Original Issue Yield: 7.75%), 11/15/2029	NR		1,391,755
1,050,000		Sabine River Authority, TX, PCR Refunding Bonds (Series 2003B), 6.15% (TXU Energy), 8/1/2022	BBB/Baa2/BBB		1,085,186
335,000		Sabine River Authority, TX, PCR Refunding Bonds (Series 2003A), 5.80% (TXU Energy), 7/1/2022	BBB/Baa2/NR		337,268
1,300,000		Texas State University System, Refunding Revenue Bonds, 5.00% (FSA INS), 3/15/2020	AAA/Aaa/AAA		1,323,855
1,000,000		Tyler, TX Health Facilities Development Corp., Hospital Revenue Bonds, 5.75% (Mother Frances Hospital)/ (Original Issue Yield: 5.84%), 7/1/2027	NR /Baa1/BBB+		980,540

		TOTAL			13,233,485

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Virginia--3.3%
$1,000,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.50% (Original Issue Yield: 7.625%), 6/1/2033	NR		$966,260
1,280,000		Hampton, VA Convention Center, Revenue Bonds, 5.125% (AMBAC INS), 1/15/2028	AAA/Aaa/AAA		1,287,104
1,400,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/(Original Issue Yield: 7.625%), 12/1/2032	NR		1,454,698
1,000,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00% (Dominion Terminal Associates Project-Brink's Issue), 4/1/2033	BBB/Baa3/NR		1,019,250

		TOTAL			4,727,312

		Washington--5.0%
1,000,000		Everett, WA, LT GO Refunding Bonds, 5.00% (MBIA Insurance Corp. INS), 12/1/2020	NR/Aaa/AAA		1,022,600
1,910,000		King County, WA Public Hospital District No. 1, Refunding LT GO Bonds, 5.00% (FSA INS)/(Original Issue Yield: 5.17%), 12/1/2021	AAA/Aaa/AAA		1,940,465
2,000,000		Washington State, UT GO Bonds (Series 2002B), 5.00% (FSA INS)/(Original Issue Yield: 5.05%), 1/1/2021	AAA/Aaa/AAA		2,029,560
2,000,000		Washington State, Various Purpose UT GO Bonds (Series 2002A), 5.00% (FSA LOC)/(Original Issue Yield: 5.09%), 7/1/2022	AAA/Aaa/AAA		2,021,920

		TOTAL			7,014,545

		Wisconsin--5.1%
4,000,000		Wisconsin State HEFA, Health Facilities Revenue Bonds (Series A), 5.25% (Ministry Health Care)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.38%), 2/15/2032	AAA/Aaa/AAA		4,022,440
250,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.25% (Southwest Health Center)/(Original Issue Yield: 6.32%), 4/1/2034	NR		238,655
1,000,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (SynergyHealth, Inc.)/(Original Issue Yield: 6.10%), 11/15/2023	BBB+/NR/A-		1,012,910
500,000		Wisconsin State HEFA, Revenue Bonds, 6.50% (Tomah Memorial Hospital, Inc.)/(Original Issue Yield: 6.75%), 7/1/2023	NR		496,450
500,000		Wisconsin State HEFA, Revenue Bonds, 6.625% (Tomah Memorial Hospital, Inc.)/(Original Issue Yield: 6.875%), 7/1/2028	NR		496,390
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Wisconsin--continued
$1,000,000		Wisconsin State HEFA, Revenue Bonds, 7.25% (Community Memorial Hospital)/(Original Issue Yield: 7.45%), 1/15/2033	NR		$1,001,380

		TOTAL			7,268,225

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $137,343,207)			138,585,333

		SHORT-TERM MUNICIPALS--2.0%
		Pennsylvania--1.8%
2,600,000		Philadelphia, PA IDA, Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC)	NR/VMIG1/NR		2,600,000

		Texas--0.2%
200,000		Harris County, TX HFDC (Series 2002) Daily VRDNs (Methodist Hospital, Harris County, TX)	A-1+/NR/NR		200,000

		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			2,800,000

		TOTAL INVESTMENTS--100% (IDENTIFIED COST $140,143,344)[3]			141,385,333

		OTHER ASSETS AND LIABILITIES--NET			(1,307,937)

		LIQUIDATION VALUE OF AUCTION PREFERRED SHARES			(53,675,000)

		TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS			$86,402,396

At May 31, 2004, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 Current credit ratings provided by Standard & Poor's, Moody's Investor Service and Fitch Ratings, respectively, are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At May 31, 2004, these securities amounted to $2,679,140 which represents 1.9% of total market value.

3 The cost of investments for federal tax purposes amounts to $140,143,207.

Note: The categories of investments are shown as a percentage of total market value at May 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
EDFA	--Economic Development Finance Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
INS	--Insured
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Portfolio of Investments -- Federated Premier Intermediate Municipal Income Fund

May 31, 2004 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--99.7%
		Alaska--2.6%
$3,815,000		Alaska State Housing Finance Corp., State Capitalization Project Revenue Bonds (Series A), 5.00% (MBIA Insurance Corp. INS), 7/1/2011	AAA/Aaa/AAA		$4,154,001

		Arizona--1.6%
1,000,000		Arizona Tourism & Sports Authority, Multipurpose Stadium Facility Tax Revenue Bonds (Series A), 5.00% (MBIA Insurance Corp. INS), 7/1/2010	NR/Aaa/AAA		1,085,620
1,500,000		Verrado Community Facilities District No. 1, AZ, Revenue Bonds, 6.15%, 7/15/2017	NR		1,495,185

		TOTAL			2,580,805

		Arkansas--0.7%
1,000,000		Arkansas Development Finance Authority, Revenue Bonds, 7.25% (Washington Regional Medical Center)/(Original Issue Yield: 7.40%), 2/1/2020	BBB-/Baa3/BBB		1,088,880

		California--8.7%
1,250,000		California Educational Facilities Authority, Revenue Bonds (Series 2000A), 6.75% (Fresno Pacific University), 3/1/2019	NR/Baa3/NR		1,350,312
570,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	BBB+/Baa1/BBB+		568,182
4,000,000		California State, Refunding UT GO Bonds, 5.25%, 2/1/2014	BBB/A3/BBB		4,243,920
2,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.25% (Original Issue Yield: 6.55%), 6/1/2033	BBB/Baa3/BBB		1,802,320
2,000,000		Oakland, CA Redevelopment Agency, Tax Allocation Bonds, 5.00% (FGIC INS), 9/1/2010	AAA/Aaa/AAA		2,159,960
1,855,000		San Francisco, CA City & County Airport Commission, Revenue Refunding Bonds (Second Series-Issue 29B), 5.00% (FGIC INS), 5/1/2012	AAA/Aaa/AAA		1,990,934
1,500,000		San Francisco, CA City & County Airport Commission, Revenue Refunding Bonds (Second Series-Issue 29B), 5.25% (FGIC INS), 5/1/2013	AAA/Aaa/AAA		1,633,065

		TOTAL			13,748,693

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Colorado--3.0%
$725,000		Antelope Heights Metropolitan District, CO, LT GO Bonds, 8.00%, 12/1/2023	NR		$713,414
500,000		Buckhorn Valley Metropolitan District No. 2, CO, LT GO Bonds, 7.00%, 12/1/2023	NR		491,395
500,000		Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 6.25% (Denver Academy)/(Original Issue Yield: 6.50%), 11/1/2013	BB+/NR/NR		496,290
865,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.40%, 12/1/2016	NR		889,618
1,855,000		Denver, CO City & County Airport Authority, Airport Revenue Bonds, (Series E), 6.00% (MBIA Insurance Corp. INS), 11/15/2011	AAA/Aaa/AAA		2,111,435

		TOTAL			4,702,152

		Connecticut--0.5%
750,000		Connecticut State Development Authority, First Mortgage Gross Revenue Health Care Project Bonds (Series 2003), 5.75% (Elim Park Baptist Home, Inc.)/(Original Issue Yield: 5.90%), 12/1/2023	BBB+/NR/NR		756,825

		Delaware--0.7%
1,000,000		Delaware Health Facilities Authority, Revenue Bonds, 4.00% (Christiana Care Health Services)/(AMBAC INS), 10/1/2007	AAA/Aaa/AAA		1,040,430

		District of Columbia--1.4%
2,000,000		District of Columbia, Refunding UT GO (Series 2002C), 5.25% (XL Capital Assurance Inc. INS), 6/1/2010	AAA/Aaa/AAA		2,171,360

		Florida--5.4%
1,000,000	[2]	Capital Trust Agency, FL, Revenue Bonds (Series 2001), 10.00% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	NR		1,207,670
600,000	[2]	Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	NR		699,864
300,000		Concorde Estates, FL Community Development District, Revenue Bonds (Series 2004B), 5.00% (Original Issue Yield: 5.10%), 5/1/2011	NR		298,653
1,040,000		Gateway Services, FL Community Development District, Special Assessment Bonds (Series 2003B), 5.50% (Original Issue Yield: 5.65%), 5/1/2010	NR		1,040,260
1,160,000		Heritage Harbour South Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 5.40% (Original Issue Yield: 5.50%), 11/1/2008	NR		1,159,269
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Florida--continued
$750,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.70% (Mt. Sinai Medical Center, FL)/(Original Issue Yield: 6.80%), 11/15/2019	BB/Ba2/BB		$766,567
1,960,000		Palm Beach County, FL Health Facilities Authority, Revenue Bonds, 5.625% (Adult Communities Total Services, Inc.)/(Original Issue Yield: 5.889%), 11/15/2020	BBB+/NR/BBB+		1,983,050
1,380,000		Plantation, FL, Refunding & Improvement Projects Revenue Bonds, 5.00% (FSA INS), 8/15/2020	NR/Aaa/AAA		1,418,378

		TOTAL			8,573,711

		Georgia--1.9%
750,000		Fulton County, GA Residential Care Facilities, Revenue Bonds (Series 2004A), 6.00% (Canterbury Court), 2/15/2022	NR		741,465
2,115,000		Municipal Electric Authority of Georgia, Revenue Bonds (Series 2002A), 5.25% (MBIA Insurance Corp. INS), 11/1/2015	AAA/Aaa/AAA		2,276,121

		TOTAL			3,017,586

		Hawaii--1.0%
1,550,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 7.00% (Kahala Nui)/(Original Issue Yield: 7.00%), 11/15/2012	NR		1,590,873

		Illinois--3.2%
1,000,000		Chicago, IL Board of Education, UT GO Bonds (Series 2003A), 5.25% (MBIA Insurance Corp. INS), 12/1/2012	AAA/Aaa/AAA		1,100,300
1,790,000		Chicago, IL O'Hare International Airport, Second Lien Passenger Facilities Revenue Bonds (Series B), 5.50% (AMBAC INS), 1/1/2015	AAA/Aaa/AAA		1,935,778
1,000,000		Chicago, IL Special Assessment, Improvement Bonds (Series 2002), 6.626% (Lakeshore East Project)/(Original Issue Yield: 6.637%), 12/1/2022	NR		1,022,000
1,000,000		Illinois Educational Facilities Authority, Revenue Refunding Bonds (Series A), 5.00% (Augustana College)/(Original Issue Yield: 5.05%), 10/1/2014	NR/Baa1/NR		1,015,750

		TOTAL			5,073,828

		Kansas--1.4%
2,000,000		Wichita, KS Water & Sewer Utility, Revenue Bonds (Series 2003), 5.00% (FGIC INS), 10/1/2011	AAA/Aaa/AAA		2,178,060

		Kentucky--1.4%
2,000,000		Kentucky EDFA, Revenue Bonds (Series A), 6.25% (Norton Healthcare, Inc.)/(Original Issue Yield: 6.45%), 10/1/2012	NR/BBB+		2,141,580

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Louisiana--3.2%
$1,535,000		Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, 5.375% (BRCC Facilities Corp.)/(MBIA Insurance Corp. INS), 12/1/2014	AAA/Aaa/AAA		$1,678,415
1,630,000		Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, 5.375% (BRCC Facilities Corp.)/(MBIA Insurance Corp. INS), 12/1/2015	AAA/Aaa/AAA		1,768,257
1,500,000		West Feliciana Parish, LA, PCR Bonds, 7.00% (Entergy Gulf States, Inc.), 11/1/2015	BB+/Ba1/NR		1,539,495

		TOTAL			4,986,167

		Massachusetts--3.9%
2,500,000		Commonwealth of Massachusetts, LT GO Bonds (Series C), 5.50% (FSA INS), 11/1/2010	AAA/Aaa/AAA		2,784,775
1,000,000		Commonwealth of Massachusetts, Refunding LT GO Bonds (Series 1997A), 5.75% (FGIC INS), 8/1/2008	AAA/Aaa/AAA		1,109,520
2,105,000		Massachusetts Municipal Wholesale Electric Co., Power Supply System Revenue Bonds (Nuclear Project 3-A), 5.00% (MBIA Insurance Corp. INS), 7/1/2011	AAA/Aaa/AAA		2,275,610

		TOTAL			6,169,905

		Michigan--3.3%
2,000,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.), 5/1/2018	BBB/Baa2/NR		2,072,220
1,000,000		Grand Rapids & Kent County, MI Joint Building Authority, Revenue Bonds, 5.25%, 12/1/2011	AAA/Aaa/NR		1,101,770
2,000,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.625% (Henry Ford Health System, MI), 3/1/2017	A-/A1/NR		2,084,000

		TOTAL			5,257,990

		Mississippi--2.4%
2,500,000		Lowndes County, MS Solid Waste Disposal, Refunding PCR Bonds (Series 1992B), 6.70% (Weyerhaeuser Co.), 4/1/2022	BBB/Baa2/NR		2,810,550
1,000,000		Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement Revenue Bonds, 5.75% (Southwest Mississippi Regional Medical Center)/(Original Issue Yield: 5.85%), 4/1/2023	BBB+/NR/NR		997,060

		TOTAL			3,807,610

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Missouri--2.4%
$1,450,000		St. Louis, MO, Airport Revenue Bonds (Series A), 5.25% (MBIA Insurance Corp. INS), 7/1/2009	AAA/Aaa/AAA		$1,571,931
1,060,000		St. Louis, MO, Airport Revenue Bonds (Series A), 5.25% (MBIA Insurance Corp. INS), 7/1/2010	AAA/Aaa/AAA		1,152,453
910,000		St. Louis, MO, Airport Revenue Bonds (Series A), 5.25% (MBIA Insurance Corp. INS), 7/1/2011	AAA/Aaa/AAA		991,318

		TOTAL			3,715,702

		Nebraska--1.0%
1,500,000		Nebraska Public Power District, Revenue Bonds (Series 2002B), 5.00% (AMBAC INS), 1/1/2009	AAA/Aaa/AAA		1,618,065

		Nevada--2.0%
2,000,000		Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	BBB-/Baa2/NR		2,089,000
1,000,000		North Las Vegas, NV, Special Improvement District No. 60, Local Improvement Special Assessment Bonds (Series 2002), 6.40% (Aliante), 12/1/2022	NR		998,380

		TOTAL			3,087,380

		New Jersey--3.6%
600,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 5.75% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 5.75%), 11/1/2024	NR/BBB-		585,546
1,000,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.00% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.25%), 7/1/2013	BB+/NR/BBB-		1,027,780
1,250,000		New Jersey State Transportation Corp., Certificates of Participation (Series 1999A), 5.00% (AMBAC INS), 9/15/2007	AAA/Aaa/AAA		1,340,850
1,450,000		New Jersey State, Refunding UT GO Bonds (Series 2003J), 5.00%, 7/15/2009	AA/Aa2/AA		1,567,827
1,000,000		Passaic Valley, NJ Sewer Authority, Sewer System Revenue Bonds, (Series F), 5.00% (FGIC INS), 12/1/2011	NR/Aaa/AAA		1,090,910

		TOTAL			5,612,913

		New Mexico--0.9%
1,300,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 6.375% TOBs (El Paso Electric Co.), Mandatory Tender 8/1/2005	BB+/Ba1/NR		1,343,563

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--9.3%
$395,000		Dutchess County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 7.25% (St. Francis Hospital and Health Centers), 3/1/2019	NR		$388,731
2,000,000		Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/(Original Issue Yield: 5.15%), 7/1/2020	NR/Baa1/NR		1,985,720
4,000,000		Metropolitan Transportation Authority, NY, Refunding Transportation Revenue Bonds (Series 2002F), 5.00% (MBIA Insurance Corp. INS), 11/15/2011	AAA/Aaa/AAA		4,360,360
500,000		New York City, NY, UT GO Bonds (Series 2001F), 5.25%, 8/1/2011	A/A2/A+		537,555
2,360,000		New York State Dormitory Authority, Insured Revenue Bonds (Series 2001A), 5.00% (NYSARC, Inc.)/ (FSA INS), 7/1/2010	AAA/Aaa/AAA		2,564,093
1,490,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.25% (Brooklyn Law School)/(Radian Asset Assurance INS), 7/1/2009	AA/NR/NR		1,614,564
1,795,000		New York State Urban Development Corp., Correctional & Youth Facilities Service Contract Bonds (Series 2002C), 4.00% (New York State)/(XL Capital Assurance Inc. INS), 1/1/2010	AAA/Aaa/AAA		1,844,309
1,225,000		Unadilla, NY Central School District No. 2, UT GO Bonds, 4.50% (FGIC INS), 6/15/2011	AAA/Aaa/AAA		1,295,413

		TOTAL			14,590,745

		North Carolina--3.0%
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds (Series D), 5.50%, 1/1/2014	BBB/Baa2/BBB+		1,071,120
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2004A), 5.00% (Deerfield Episcopal Retirement Community), 11/1/2023	NR/A-		476,965
3,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 2003A), 5.50% (Catawba Electric), 1/1/2014	BBB+/Baa1/BBB+		3,223,860

		TOTAL			4,771,945

		Ohio--4.0%
3,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating Co.), 12/1/2013	BB+/Baa3/BBB-		3,076,110
2,000,000		Ohio State, Higher Education Capital Facilities Revenue Bonds (Series II-A), 5.00%, 12/1/2008	AA/Aa2/AA		2,167,580
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Ohio--continued
$250,000	[2]	Port of Greater Cincinnati, OH Development Authority, Special Assessment Revenue Bonds, 6.30% (Cincinnati Mills), 2/15/2024	NR		$242,432
825,000		Toledo-Lucas County, OH Port Authority, Port Facilities Refunding Revenue Bonds (Series 2004B), 4.50% (Cargill, Inc.), 12/1/2015	A+/NR/NR		814,424

		TOTAL			6,300,546

		Oregon--0.6%
1,000,000		Yamhill County, OR Hospital Authority, Revenue Bonds, 6.50% (Friendsview Retirement Community), 12/1/2018	NR		1,003,240

		Pennsylvania--10.5%
1,400,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.30%), 11/15/2015	B/B2/B+		1,561,616
400,000		Crawford County, PA Hospital Authority, Senior Living Facilities Revenue Bonds (Series 1999), 6.125% (Wesbury United Methodist Community Obligated Group)/(Original Issue Yield: 6.32%), 8/15/2019	NR/NR/BBB-		398,232
330,000		Crawford County, PA Hospital Authority, Senior Living Facilities Revenue Bonds, 5.90% (Wesbury United Methodist Community Obligated Group), 8/15/2009	NR/BBB-		336,329
1,550,000		Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2002A), 6.00% (Wesley Affiliated Services, Inc. Obligated Group), 1/1/2013	NR		1,535,569
1,500,000		Pennsylvania State Higher Education Facilities Authority, Health System Revenue Bonds (Series A), 6.25% (UPMC Health System), 1/15/2018	A/NR/A		1,622,025
3,975,000		Pennsylvania State IDA, EDRBs, 5.25% (AMBAC INS), 7/1/2011	AAA/Aaa/AAA		4,384,783
1,385,000		Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds (Series 2003A), 5.00% (MBIA Insurance Corp. INS), 12/1/2010	AAA/Aaa/AAA		1,508,002
1,475,000		Philadelphia, PA Gas Works, Revenue Bonds (Sixteenth Series), 5.25% (FSA INS), 7/1/2008	AAA/Aaa/AAA		1,604,520
1,000,000		Philadelphia, PA Water & Wastewater System, Refunding Revenue Bonds, 5.25% (AMBAC INS), 12/15/2011	AAA/Aaa/AAA		1,103,320
2,265,000		State Public School Building Authority, PA, Revenue Bonds, 5.25% (MBIA Insurance Corp. INS), 9/1/2008	AAA/Aaa/AAA		2,414,784

		TOTAL			16,469,180

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		South Carolina--0.7%
$1,000,000		Georgetown County, SC Environmental Improvements, Refunding Revenue Bonds (Series 2000A), 5.95% (International Paper Co.), 3/15/2014	BBB/Baa2/NR		$1,065,610

		Texas--4.5%
1,000,000		Abilene, TX HFDC, Retirement Facilities Revenue Bonds (Series 2003A), 6.50% (Sears Methodist Retirement), 11/15/2020	NR		1,011,940
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 2003D), 5.40% TOBs (TXU Energy), Mandatory Tender 10/1/2014	BBB/Baa2/BBB		1,026,230
1,500,000		Houston, TX Airport System, Subordinated Lien Revenue Bonds, 5.25% (FSA INS), 7/1/2012	AAA/Aaa/AAA		1,643,670
500,000		Houston, TX HFDC, Retirement Facilities Revenue Bonds (Series 2004A), 6.25% (Buckingham Senior Living Community), 2/15/2020	NR		491,120
1,475,000		Houston, TX Hotel Occupancy Tax, Convention & Entertainment Special Revenue Bonds (Series 2001B), 5.375% (AMBAC INS), 9/1/2013	AAA/Aaa/AAA		1,616,954
250,000		Sabine River Authority, TX, PCR Refunding Bonds (Series 2003A), 5.80% (TXU Energy), 7/1/2022	BBB/Baa2/NR		251,693
1,000,000		Tyler, TX HFDC, Hospital Revenue Bonds, 5.25% (Mother Frances Hospital), 7/1/2012	NR/Baa1/BBB+		1,034,240

		TOTAL			7,075,847

		Virginia--1.9%
941,000		Bell Creek, VA, CDA, Special Assessment Revenue Bonds (Series 2003), 6.75%, 3/1/2022	NR		932,710
1,000,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.10% (Original Issue Yield: 7.15%), 6/1/2016	NR		980,660
1,000,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/(Original Issue Yield: 7.50%), 12/1/2023	NR		1,061,700

		TOTAL			2,975,070

		Washington--6.7%
2,000,000		Seattle, WA Municipal Light & Power, Revenue Refunding Bonds, 4.375% (FSA INS), 12/1/2009	AAA/Aaa/AAA		2,097,300
500,000		Skagit County, WA Public Hospital District No. 1, Refunding Revenue Bonds, 6.00% (Skagit Valley Hospital), 12/1/2018	NR/Baa3/NR		504,500
1,005,000		Snohomish County, WA Public Utility District No. 001, Refunding Generation System Revenue Bonds (Series 2002B), 5.25% (FSA LOC), 12/1/2012	AAA/Aaa/AAA		1,103,500
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Washington--continued
$1,000,000		Spokane, WA, Refunding LT GO Bonds, 5.00% (FGIC INS), 6/1/2011	AAA/Aaa/AAA		$1,084,040
1,460,000		Tobacco Settlement Authority, WA, Tobacco Settlement Asset Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.65%), 6/1/2026	BBB/Baa3/NR		1,347,215
1,000,000		Washington State Public Power Supply System, Nuclear Project No, 2 Revenue Refunding Bonds (Series 1992A), 6.30% (Energy Northwest, WA)/(Original Issue Yield: 6.40%), 7/1/2012	AA-/Aaa/AA-		1,167,400
1,435,000		Yakima County, WA, LT GO Bonds (2002), 5.00% (AMBAC INS), 12/1/2010	NR/Aaa/AAA		1,558,970
1,495,000		Yakima County, WA, LT GO Bonds (2002), 5.25% (AMBAC INS), 12/1/2011	NR/Aaa/AAA		1,650,241

		TOTAL			10,513,166

		Wisconsin--2.3%
500,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.125% (Southwest Health Center)/(Original Issue Yield: 6.15%), 4/1/2024	NR		482,880
2,000,000		Wisconsin State HEFA, Revenue Bonds, 5.75% (SynergyHealth,Inc.), 11/15/2015	BBB+/NR/A-		2,062,360
1,000,000		Wisconsin State HEFA, Revenue Bonds, 7.125% (Community Memorial Hospital)/(Original Issue Yield: 7.25%), 1/15/2022	NR		1,009,370

		TOTAL			3,554,610

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $155,834,788)			156,738,038

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--0.3%
		Texas--0.3%
$500,000		Harris County, TX HFDC, (Series 2002) Daily VRDNs (Methodist Hospital, Harris County, TX) (AT AMORTIZED COST)	A-1+/NR/NR		$500,000

		TOTAL INVESTMENTS--100% (IDENTIFIED COST $156,335,010)[3]			157,238,038

		OTHER ASSETS AND LIABILITIES--NET			2,601,977

		LIQUIDATION VALUE OF AUCTION PREFERRED SHARES			(61,025,000)

		TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS			$98,815,015

At May 31, 2004, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 Current credit ratings provided by Standard & Poor's, Moody's Investor Service and Fitch Ratings, respectively, are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At May 31, 2004, these securities amounted to $2,149,966 which represents 1.4% of total market value.

3 The cost of investments for federal tax purposes amounts to $156,334,788.

Note: The categories of investments are shown as a percentage of total market value at May 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
CDA	--Community Development Administration
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRBs	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LT	--Limited Tax
PCR	--Pollution Control Revenue
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

May 31, 2004 (unaudited)

	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Assets:
Investments in securities, at value	$141,385,333	$157,238,038
Cash	56,921	74,228
Income receivable	2,350,301	2,612,306
Net receivable for swap contracts	316,659	313,103
Receivable for investments sold	--	30,000
Receivable for daily variation margin	32,812	38,281

TOTAL ASSETS	144,142,026	160,305,956

Liabilities:
Income distribution payable--Common Shares	511,869	451,554
Income distribution payable--Preferred Shares	6,171	10,817
Payable for investments purchased	3,539,079	--
Accrued expenses	7,511	3,570

TOTAL LIABILITIES	4,064,630	465,941

Auction Market Preferred Shares (2,147 and 2,441 shares, respectively, authorized and issued at $25,000 per share)	$53,675,000	$61,025,000

Net Assets Applicable to Common Shares Consist of:
Paid-in capital	$86,613,464	$98,478,870
Net unrealized appreciation of investments, swap contracts and futures contracts	1,561,479	1,219,434
Accumulated net realized loss on investments, swap contracts and futures contracts	(2,303,149)	(1,412,244)
Undistributed net investment income	530,602	528,955

TOTAL NET ASSETS APPLICABLE TO COMMON SHARES	$86,402,396	$98,815,015

Common Shares Outstanding	6,111,874	6,946,981

Net asset value	$14.14	$14.22

Investments, at identified cost	$140,143,344	$156,335,010

See Notes which are an integral part of the Financial Statements

Statements of Operations

For the Six Months Ended May 31, 2004 (unaudited)

	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Investment Income:
Interest	$3,920,258	$3,638,455

Expenses:
Investment adviser fee (Note 5)	393,138	448,369
Administrative personnel and services fee (Note 5)	75,000	75,000
Custodian fees	1,464	1,673
Transfer and dividend disbursing agent fees and expenses	17,099	17,268
Directors'/Trustees' fees	6,376	6,157
Auditing fees	15,750	13,583
Legal fees	3,067	2,694
Portfolio accounting fees (Note 5)	33,946	33,711
Printing and postage	14,549	9,571
Insurance premiums	3,916	5,061
Auction agent fees	3,250	2,853
Trailer commission fees	68,212	77,552
Miscellaneous	28,214	33,195

TOTAL EXPENSES	663,981	726,687

Waivers (Note 5):
Waiver of investment adviser fee	(142,959)	(163,043)
Waiver of administrative personnel and services fee	(71,164)	(29,611)

TOTAL WAIVERS	(214,123)	(192,654)

Net expenses	449,858	534,033

Net investment income	3,470,400	3,104,422

Realized and Unrealized Gain (Loss) on Investments, Swap Contracts and Futures Contracts:
Net realized loss on investments and swap contracts	(2,238,273)	(1,527,349)
Net realized gain on futures contracts	142,172	172,863
Net change in unrealized appreciation of investments	(1,953,748)	(2,733,561)
Net change in unrealized appreciation of futures contracts	2,831	3,303
Net change in unrealized depreciation on swap contracts	1,330,024	1,029,550

Net realized and unrealized loss on investments, swap contracts and futures contracts	(2,716,994)	(3,055,194)

Income distributions declared to Preferred Shareholders	(263,323)	(307,277)

Change in net assets resulting from operations applicable to Common Shares	$490,083	$(258,049)

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Federated Premier Municipal Income Fund		Federated Premier Intermediate Municipal Income Fund
	Six Months (unaudited) Ended	Period Ended	Six Months (unaudited) Ended	Period Ended
	5/31/2004	11/30/2003 [1]	5/31/2004	11/30/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,470,400	$5,934,037	$3,104,422	$5,355,588
Net realized loss on investments, swap contracts and futures contracts	(2,096,101)	(207,101)	(1,354,486)	(57,925)
Net change in unrealized appreciation/depreciation of investments, swap contracts and futures contracts	(620,893)	2,182,372	(1,700,708)	2,920,142
Distributions from net investment income -- Preferred Shares	(263,323)	(423,704)	(307,277)	(485,588)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS APPLICABLE TO COMMON SHARES	490,083	7,485,604	(258,049)	7,732,217

Distributions to Common Shareholders:
Distributions from net investment income -- Common Shares	(3,070,779)	(5,115,976)	(2,709,323)	(4,428,700)

Share Transactions Applicable to Common Shares:
Proceeds from sale of shares	--	86,542,052	--	98,478,870
Net asset value of shares issued to shareholders in payment of distributions declared	32,333	39,079	--	--

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	32,333	86,581,131	--	98,478,870

Change in net assets	(2,548,363)	88,950,759	(2,967,372)	101,782,387

Net Assets Applicable to Common Shares:
Beginning of period	88,950,759	--	101,782,387	--

End of period	$86,402,396	$88,950,759	$99,815,015	$101,782,387

Undistributed net investment income included at end of period	$530,602	$394,304	$528,955	$441,133

1 For the period from December 20, 2002 (date of initial public investment) to November 30, 2003.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2004 (unaudited)

1. ORGANIZATION

Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund (individually referred to as the "Fund", or collectively as the "Funds") are registered under the Investment Company Act of 1940, as amended (the "Act"), as diversified, closed-end management investment companies.

Prior to commencing operations on December 20, 2002, Federated Premier Municipal Income Fund had no operations other than matters relating to its organization and registration and the sale and issuance of 6,981 common shares of beneficial interest (common shares) to Federated Investment Management Company (the "Investment Adviser"). The Fund issued 5,850,000 shares of common stock in its initial public offering on December 20, 2002. These shares were issued at $15.00 per share before underwriting discount of $0.68 per share. Offering costs of $175,500 (representing $0.03 per share) were offset against proceeds of the offering and have been charged to paid-in capital. The Investment Adviser paid all offering costs (other than underwriting discount) and organizational expenses regarding the common share offering which exceeded $0.03 per share of the Fund. An additional 250,000 common shares were issued on February 3, 2003 at $15.00 per share. On February 13, 2003, the Fund issued 2,147 preferred shares at $25,000 per share before underwriting discount of $0.69 per share. Offering costs of $726,739 (representing $0.12 per share) were offset against proceeds of the offering and have been charged to paid-in capital.

Prior to commencing operations on December 20, 2002, Federated Premier Intermediate Municipal Income Fund had no operations other than matters relating to its organization and registration and the sale and issuance of 6,981 common shares to the Investment Adviser. The Fund issued 6,400,000 shares of common stock in its initial public offering on December 20, 2002. These shares were issued at $15.00 per share before underwriting discount of $0.68 per share. Offering costs of $192,000 (representing $0.03 per share) were offset against proceeds of the offering and have been charged to paid-in capital. The Investment Adviser paid all offering costs (other than underwriting discount) and organizational expenses regarding the common share offering which exceeded $0.03 per share of the Fund. An additional 540,000 common shares were issued on February 3, 2003 at $15.00 per share. On February 13, 2003, the Fund issued 2,441 preferred shares at $25,000 per share before underwriting discount of $0.70 per share. Offering costs of $793,521 (representing $0.12 per share) were offset against proceeds of the offering and have been charged to paid-in capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Non-cash dividends included in dividend income, if any, are recorded at fair value. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and paid weekly at a rate set through auction procedures. The dividend rate to preferred shareholders for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund at May 31, 2004 was 1.05% and 1.08%, respectively.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Funds' policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Futures Contracts

The Funds periodically may sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Funds are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Funds receive from or pay to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, each Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2004, the Funds had realized gains on futures contracts as follows:

Federated Premier Municipal Income Fund	$142,172
Federated Premier Intermediate Municipal Income Fund	$172,863

At May 31, 2004, the Funds had the following open futures contracts:

Fund	Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
Federated Premier Municipal Income Fund	September 2004	70 U.S. Treasury Note 10-Year Futures	Short	$2,831

Federated Premier Intermediate Municipal Income Fund	September 2004	70 U.S. Treasury Note 10-Year Futures	Short	$3,303

Swap Contracts

The Funds may enter into swap contracts. A swap is an exchange of cash payments between each Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, each Fund recognizes a realized gain or loss. The swap contracts entered into by the Funds are on a forward settling basis. For the six months ended May 31, 2004, the Funds had realized losses on swap contracts as follows:

Federated Premier Municipal Income Fund	$(2,151,098)
Federated Premier Intermediate Municipal Income Fund	$(1,725,902)

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Funds use swaps for hedging purposes to reduce their exposure to interest rate fluctuations.

For the six months ended May 31, 2004, the Funds had the following open swap contracts:

Federated Premier Municipal Income Fund
Description	Expiration	Notional Principal Amount	Swap Contract Fixed Rate	Current Market Fixed Rate	Unrealized Appreciation
BMA Swap 10 Year	01/20/2015	$10,000,000	4.053% Fixed	4.021%	$130,459

BMA Swap 30 Year	01/20/2035	$10,000,000	4.598% Fixed	4.603%	186,200

TOTAL					$316,659

Federated Premier Intermediate Municipal Income Fund
Description	Expiration	Notional Principal Amount	Swap Contract Fixed Rate	Current Market Fixed Rate	Unrealized Appreciation
BMA Swap 10 Year	01/20/2015	$24,000,000	4.053% Fixed	4.021%	$313,103

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. COMMON SHARES

The Declaration of Trust permits the Trustees to authorize an unlimited number of par value common shares ($0.01 per share).

Transactions in common shares were as follows:

Federated Premier Municipal Income Fund	Six Months Ended 5/31/2004	Period Ended 11/30/2003	[1]
Shares issued	--	6,106,981

Shares issued to shareholders in payment of distributions declared	2,203	2,690

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,203	6,109,671

Federated Premier Intermediate Municipal Income Fund	Six Months Ended 5/31/2004	Period Ended 11/30/2003	[1]
Shares issued	--	6,946,981

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	--	6,946,981

1 Reflects operations for the period from December 20, 2002 (date of initial public investment) to November 30, 2003.

4. FEDERAL TAX INFORMATION

At May 31, 2004, the following amounts apply for federal income tax purposes:

	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Federated Premier Municipal Income Fund	$140,143,207	$2,025,227	$783,101	$1,242,126

Federated Premier Intermediate Municipal Income Fund	$156,334,788	$1,476,790	$573,540	$ 903,250

At November 30, 2003, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund had capital loss carryforwards of $207,100 and $57,890, respectively, which will reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire in 2011.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Each Fund has entered into an Investment Management Agreement (the "Agreement") with Federated Investment Management Company (the "Adviser") to serve as investment manager to each Fund. Pursuant to its Agreement, each Fund pays the Adviser an annual management fee, payable daily, at the annual rate of 0.55% of each Fund's managed assets.

In order to reduce fund expenses, the Adviser has contractually agreed to waive a portion of its investment adviser fee at the annual rate of 0.20% of the average daily value of each Fund's managed assets, not inclusive of any assets attributable to any preferred shares that may be issued, from the commencement of operations through December 31, 2007, and at a declining rate thereafter through December 31, 2010.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides each Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, Federated Services Company (FServ) maintained the Funds' accounting records for which it received a fee. The fee was based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid by each Fund to FServ during the reporting period was as follows, after voluntary waiver, if applicable:

Federated Premier Municipal Income Fund	$5,943
Federated Premier Intermediate Municipal Income Fund	$4,882

Organizational Expenses

Each Fund paid its organizational and offering expenses of up to $0.03 per common share. The Adviser paid organizational expenses and offering costs of each Fund that exceeded $0.03 per Common Share.

Interfund Transactions

During the six months ended May 31, 2004, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and /or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and were as follows:

	Purchases	Sales
Federated Premier Municipal Income Fund	$6,200,000	$4,836,995

Federated Premier Intermediate Municipal Income Fund	$6,200,000	$7,850,915

General

Certain of the Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

6. PREFERRED SHARES

On February 13, 2003, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund offered and currently have outstanding 2,147 and 2,441 Auction Market Preferred Shares (AMPS), respectively. The AMPS are redeemable at the option of the Funds at the redemption price of $25,000 per share plus an amount equal to accumulated, but unpaid dividends thereon through the redemption date.

Whenever AMPS are outstanding, common shareholders will not be entitled to receive any distributions from the Funds unless all accrued dividends on preferred shares have been paid, the Funds satisfy the 200% asset coverage requirement, and certain other requirements imposed by any Nationally Recognized Statistical Ratings Organizations (NRSROs) rating the preferred shares have been met. Should these requirements not be met, or should dividends accrued on the AMPS not be paid, the Funds may be restricted in their ability to declare dividends to common shareholders or may be required to redeem certain of the AMPS. At May 31, 2004, there were no such restrictions on the Funds.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations (and in-kind contributions), for the six months ended May 31, 2004, were as follows:

	Purchases	Sales
Federated Premier Municipal Income Fund	$ 8,819,333	$ 9,832,129

Federated Premier Intermediate Municipal Income Fund	$13,040,205	$13,678,151

8. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. SUBSEQUENT DIVIDEND DECLARATIONS--COMMON SHARES

On June 11, 2004, the Funds declared common share dividend distributions from their respective tax exempt net investment income which were paid on July 1, 2004, to shareholders of record on June 23, 2004, as follows:

	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Dividend per share	$0.08375	$0.065

This Overview and Report is for shareholder information. This is not a Prospectus intended for use in the sale of Fund Shares. Statements and other information contained in this Overview and Report are as dated and subject to change.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-245-0242 x7538. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund(s) at 1- 800- 245-0242 Ext. 7538 or email CEinfo@federatedinv.com.

Federated Investors
World-Class Investment Manager

Federated Investors' Closed-End Municipal Funds
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31423P108
Cusip 31423P207
Cusip 31423M105
Cusip 31423M204

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

28583 (7/04)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

------------------------------------------------------------------------------------------
                           (a)          (b)            (c)                  (d)
        Period            Total       Average    Total number of    Maximum number (or
                        number of    price paid   common shares     approximate dollar
                          common     per common     (or units)       value) of common
                        shares (or   share (or     purchased as   shares (or units) that
                          units)       unit)         part of       may yet be purchased
                        purchased                    publicly       under the plans or
                                                 announced plans         programs
                                                   or programs
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #1                   -0-           NA            -0-                 None
(December 1, 2003 -
December 31, 2003)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #2                   -0-           NA            -0-                 None
(January 1, 2004-
January 31, 2004)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #3                   -0-           NA            -0-                 None
(February 1,
2004-February 29,
2004)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #4                   -0-           NA            -0-                 None
(March 1, 2004-
March 31, 2004)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #5                   -0-           NA            -0-                 None
(April 1, 2004-
April 30, 2004
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #6                   -0-           NA            -0-                 None
(May 1, 2004-
May 31, 2004
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
TOTAL                      -0-           NA            -0-                  NA

------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                           (a)          (b)            (c)                  (d)
        Period            Total       Average    Total number of    Maximum number (or
                        number of    price paid     preferred       approximate dollar
                        preferred       per         shares (or      value) of preferred
                        shares (or   preferred        units)      shares (or units) that
                          units)     share (or     purchased as    may yet be purchased
                        purchased      unit)         part of        under the plans or
                                                     publicly            programs
                                                 announced plans
                                                   or programs
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #1                   -0-           NA            -0-                 None
(December 1, 2003 -
December 31, 2003)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #2                   -0-           NA            -0-                 None
(January 1, 2004-
January 31, 2004)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #3                   -0-           NA            -0-                 None
(February 1,
2004-February 29,
2004)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #4                   -0-           NA            -0-                 None
(March 1, 2004-
March 31, 2004)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #5                   -0-           NA            -0-                 None
(April 1, 2004-
April 30, 2004
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #6                   -0-           NA            -0-                 None
(May 1, 2004-
May 31, 2004
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
TOTAL                      -0-           NA            -0-                  NA

------------------------------------------------------------------------------------------

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Premier Municipal Income Fund

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        July 22, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        July 22, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        July 22, 2004